Financing receivables, net - (Narrative) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Financing Receivables, Gross	¥ 1,008,965
Total financing receivable due from this default lessee as of December 31, 2018	993,136
Micro Credit personal Loans [Member]
Financing Receivables, Gross	734,108
Micro Credit personal Loans [Member] | Guaranteed by a Third Party Corporation [Member]
Financing Receivables, Gross	371,031
Corporate Loans [Member]
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay	15,000
Financing Receivables, Gross	274,857
Total financing receivable due from this default lessee as of December 31, 2018	199,000
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivables, Non-accrual Status	¥ 8,001